Equity Method Investments - Participation in Investments that are Accounted for Using the Equity Method (Details)	Dec. 31, 2023	Oct. 25, 2023	Dec. 31, 2022
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%
Unigas International B.V. (“Unigas”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	33.30%		33.30%
Dan Unity CO2 A/S ('Dan Unity') [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%
Luna Pool Agency Limited (“Pool Agency”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		50.00%
Azane Fuel Solutions AS ("Azane") [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	14.50%	14.50%	0.00%
Bluestreak CO2 Limited ("Bluestreak") [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	50.00%		0.00%